Financial risk management - Changes in carrying values of financial instruments classified as Level 3 (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Financial assets at fair value through profit or loss
Changes in carrying values of financial instruments classified as Level 3 [Line Items]
Beginning balance	₩ 12,832,628	₩ 10,925,715
Recognized in profit (loss) for the year	21,694	271,065
Recognized in other comprehensive income (loss) for the year	(152,921)	38,566
Recognized Changes In Carrying Value Of Financial Instruments	(131,227)	309,631
Purchase	5,878,937	4,792,810
Settlement	(3,479,624)	(3,498,968)
Reclassification		(9,641)
Transfer to level3	173,636	507,984
Transfer from level3	(230,188)	(194,903)
Ending balance	15,044,162	12,832,628
Securities measured at FVTPL
Changes in carrying values of financial instruments classified as Level 3 [Line Items]
Beginning balance	725,232	717,408
Recognized in profit (loss) for the year		448
Recognized in other comprehensive income (loss) for the year	(705)	24,672
Recognized Changes In Carrying Value Of Financial Instruments	(705)	25,120
Purchase	162,937	21,440
Settlement	(10,910)	(38,736)
Ending balance	876,554	725,232
Financial liabilities designated at fair value through profit or loss
Changes in carrying values of financial instruments classified as Level 3 [Line Items]
Beginning balance	(7,622,525)	(8,141,504)
Recognized in profit (loss) for the year	633,415	(273,536)
Recognized in other comprehensive income (loss) for the year	(5,919)	(1,526)
Recognized Changes In Carrying Value Of Financial Instruments	627,496	(275,062)
Issue	(6,030,787)	(8,488,977)
Settlement	5,094,907	9,283,018
Ending balance	(7,930,909)	(7,622,525)
Derivative assets and liabilities, net - Held for trading
Changes in carrying values of financial instruments classified as Level 3 [Line Items]
Beginning balance	374,686	321,499
Recognized in profit (loss) for the year	(484,756)	348,046
Recognized Changes In Carrying Value Of Financial Instruments	(484,756)	348,046
Purchase	190,380	4,394
Settlement	(18,763)	(299,633)
Transfer to level3		446
Transfer from level3	75	(66)
Ending balance	61,622	374,686
Derivative assets and liabilities, net - Held for hedging
Changes in carrying values of financial instruments classified as Level 3 [Line Items]
Beginning balance	(182,749)	(102,024)
Recognized in profit (loss) for the year	(161,010)	(80,725)
Recognized Changes In Carrying Value Of Financial Instruments	(161,010)	(80,725)
Ending balance	₩ (343,759)	₩ (182,749)